                            ----------------------
                                MAIRS AND POWER
                              BALANCED FUND, INC.
                            ----------------------

1st QUARTER REPORT
March 31, 2005


To Our Shareholders:                                               May 24, 2005

FIRST QUARTER RESULTS

The Balanced Fund had a difficult time along with both the stock and bond markets during the first quarter in response to growing uncertainty over the future rate of economic growth caused by a number of factors including rising oil prices, the widening trade deficit and increasing short-term interest rates. The Fund experienced a slight negative 0.7% total investment return in comparison to somewhat greater respective negative returns of 2.1% and 2.2% for the Dow Jones Industrial Average and Standard & Poor's 500 Stock Index during the period. Performance was in line with a similar negative 0.7% return for the Lehman Gov't/Credit Bond Index. The Fund slightly out-performed a peer group universe of balanced funds as measured by Lipper which had an average negative return of 1.4%.

Although somewhat disappointing, the domestic economy still performed reasonably well during the first quarter showing a 3.1% annual rate of real Gross Domestic Product growth. Consumer spending growth slowed to a 3.5% rate from 4.2% in the fourth quarter, while business investment slipped even more to a 4.6% rate from an unusually strong 14.5% in the final quarter last year. However, the overall figures would have looked much better if a negative 1.5% adjustment for the expanding trade deficit were removed from the picture. The strength in corporate profit growth continued to surprise most observers, with an increase for S & P 500 companies estimated to be in the area of 14%.

While the Federal Reserve continued to increase short-term interest rates, longer term rates remained surprisingly stable as investors seemed to ignore some signs of growing inflationary pressures. In this regard, the first quarter GDP price index increased at a faster than expected 3.1% annual rate. While some might argue that the recent increase was due primarily to non-recurring increases in food and energy, the "core rate", which excludes food and energy, has also been on the rise albeit at a somewhat slower rate of increase.

Turning to the stock market, the best performing sectors included those related to energy (oil and gas production, oil and gas field equipment and services and electric utilities) and certain other areas which have shown pricing power (chemicals, construction materials, rails and trucking). The poorest performing sectors seemed to include those more closely tied to the business cycle (consumer discretionary, capital spending, and technology) and interest rate sensitive groups (financials). Among the various holdings in the Fund, Murphy Oil (+22.7%), Exxon Mobil (+16.3%) and Burlington Resources (+15.1%) performed the best while Sturm, Ruger (-23.3%), TCF Financial (-15.5%) and MTS Systems (-14.1%) performed the worst.

FUTURE OUTLOOK

Prospects for the overall economy remain favorable with GDP growth forecasted to continue in the 3-4% range over the near term. Consumer spending should continue to grow at least as fast as the 3.5% rate in evidence during the first period with further income and job growth along with indications of some stabilization in the price of oil. Business spending is also expected to continue increasing in line with the first quarter rate of 4.6% in light of past periods of under-spending and the ever present need to remain competitive. Although recent growth in the trade deficit is worrisome, a weaker dollar should begin to narrow the gap in the not too distant future. If our forecast for economic growth proves to be accurate, corporate profits should continue advancing at an above-trend rate of near 10%.

While longer term interest rates should begin to reflect a higher rate of inflation at some point, the magnitude of any increase over the near term is expected to be relatively moderate given the on-going heavy demand for dollar denominated debt instruments from both domestic and foreign investors. The Fed is expected to continue its program of gradually increasing short-term interest rates as long as inflationary pressures continue to build and economic growth remains intact.

We believe the outlook for the stock market continues to be positive given our forecast for above average corporate profit growth and the likelihood of only a moderate increase in interest rates in the months ahead. Valuation levels also appear reasonable with the S & P 500 selling at approximately 16x estimated 2005 earnings.

                                                                William B. Frels
                                                                       President

SCHEDULE OF INVESTMENTS                                           MARCH 31, 2005

FIXED INCOME SECURITIES

    FACE                                                                                                       MARKET
   AMOUNT                                         SECURITY DESCRIPTION                                         VALUE
-------------   ---------------------------------------------------------------------------------------   ---------------
                FEDERAL AGENCY OBLIGATIONS 17.3%
$     500,000   Federal Farm Credit Bank                                           5.24%       03/22/12   $       500,254
      250,000   Federal Home Loan Bank                                            7.235%       10/19/10           255,578
      250,000   Federal Home Loan Bank                                             5.00%       12/20/11           249,258
      500,000   Federal Home Loan Bank                                             5.00%       03/28/11           499,429
      250,000   Federal Home Loan Bank                                             6.00%       06/16/14           250,807
      250,000   Federal Home Loan Bank                                             5.44%       12/23/14           249,858
      500,000   Federal Home Loan Bank                                             5.25%       02/17/15           493,919
      500,000   Federal Home Loan Bank                                             5.55%       02/15/18           496,653
      300,000   Federal Home Loan Bank                                             5.70%       02/20/18           299,265
      500,000   Federal Home Loan Bank                                             5.70%       03/23/18           499,202
      250,000   Federal Home Loan Bank                                             5.65%       08/13/18           246,402
      250,000   Federal Home Loan Bank                                            6.125%       09/12/18           250,128
      300,000   Federal Home Loan Bank                                             5.75%       03/04/19           298,990
      250,000   Federal Home Loan Bank                                             6.00%       05/13/19           250,003
      500,000   Federal Home Loan Bank                                             6.00%       07/26/19           500,166
      500,000   Federal Home Loan Bank                                             6.00%       04/27/19           501,561
      500,000   Federal Home Loan Bank                                             6.00%       04/08/20           500,588
      500,000   Federal Home Loan Bank                                             6.20%       04/20/20           501,578
      500,000   Federal Home Loan Bank                                             5.75%       03/23/22           492,773
      250,000   Federal Home Loan Bank                                             6.00%       10/28/24           249,472
      250,000   Federal Home Loan Mortgage Corporation                             6.00%       12/30/19           250,480
      250,000   Federal Home Loan Mortgage Corporation                             5.75%       11/15/21           248,798
      250,000   Federal Home Loan Mortgage Corporation                             6.00%       12/30/22           249,643
      500,000   Federal National Mortgage Association                              5.40%       02/23/17           495,149
      500,000   Federal National Mortgage Association                              5.60%       03/28/17           499,317
      250,000   Federal National Mortgage Association                              5.50%       04/08/19           246,784
      250,000   Federal National Mortgage Association                              5.52%       04/12/19           246,983
      250,000   Federal National Mortgage Association                              6.00%       05/03/19           250,529
      250,000   Federal National Mortgage Association                              6.00%       05/24/19           250,814
      500,000   Federal National Mortgage Association                              5.00%       07/26/19           489,887
      250,000   Federal National Mortgage Association                              5.63%       08/05/19           248,143
      500,000   Federal National Mortgage Association                              6.00%       12/02/19           500,061
      500,000   Federal National Mortgage Association                              6.00%       12/30/19           500,015
      500,000   Federal National Mortgage Association                              6.00%       01/27/20           499,953
      500,000   Federal National Mortgage Association                              6.00%       02/03/20           499,946
      500,000   Federal National Mortgage Association                              5.50%       02/28/20           493,060
      500,000   Federal National Mortgage Association                              5.65%       03/09/20           496,000
      500,000   Federal National Mortgage Association                              5.75%       03/09/20           497,908
      500,000   Federal National Mortgage Association                              5.75%       03/16/20           497,305
    1,000,000   Federal National Mortgage Association                              6.00%       04/06/20         1,002,255
      400,000   Federal National Mortgage Association                              6.00%       08/16/22           399,422

    FACE                                                                                                      MARKET
   AMOUNT                                         SECURITY DESCRIPTION                                         VALUE
-------------   ---------------------------------------------------------------------------------------   ---------------
                FEDERAL AGENCY OBLIGATIONS (CONTINUED)
      500,000   Federal National Mortgage Association                              6.00%       03/21/25   $       498,912
      500,000   Federal National Mortgage Association                              6.00%       04/04/25           498,613
                                                                                                          ---------------
                                                                                                               17,445,861
                                                                                                          ---------------

                CORPORATE BONDS 17.0%
                FINANCIAL 6.0%
      250,000   Household Finance Corp.                                            8.00%       05/09/05           251,181
      250,000   Stilwell Financial Inc.                                            7.00%       11/01/06           259,812
      250,000   Ford Motor Credit Company                                          6.50%       01/25/07           252,642
      250,000   Bankers Trust NY Corp.                                             6.70%       10/01/07           263,865
      250,000   Household Finance Corp.                                           6.375%       10/15/11           270,437
      200,000   Ford Motor Credit Corp.                                            7.00%       11/26/11           190,227
      250,000   General Motors Acceptance Corporation                              7.00%       02/01/12           226,125
      250,000   Goldman Sachs & Company                                            8.00%       03/01/13           292,218
      250,000   Allstate Corp.                                                     7.50%       06/15/13           290,214
      500,000   Harleysville Group                                                 5.75%       07/15/13           481,637
      500,000   General Motors Acceptance Corporation                              6.75%       12/01/14           432,630
      250,000   Security Benefit Life Insurance Company                            8.75%       05/15/16           289,234
      250,000   General Motors Acceptance Corporation                              7.25%       09/15/17           210,540
      250,000   Lincoln National Corp.                                             7.00%       03/15/18           278,409
      500,000   Provident Companies                                                7.00%       07/15/18           513,383
      250,000   Berkeley (WR) Corporation                                          6.15%       08/15/19           247,428
      250,000   Household Finance Corp.                                            5.25%       06/15/23           231,745
      250,000   Liberty Mutual Insurance Company                                   8.50%       05/15/25           303,556
      250,000   Provident Companies                                                7.25%       03/15/28           251,630
      500,000   Farmers Exchange Capital                                           7.05%       07/15/28           523,622
                                                                                                          ---------------
                                                                                                                6,060,535
                                                                                                          ---------------

                HEALTH CARE 0.5%
      500,000   Wyeth                                                              6.45%       02/01/24           541,383
                                                                                                          ---------------

                INDUSTRIAL 8.4%
      250,000   Lucent Technologies                                                7.25%       07/15/06           256,875
      250,000   Halliburton Company                                                6.00%       08/01/06           255,129
      250,000   Steelcase Inc.                                                    6.375%       11/15/06           254,677
      250,000   Goodyear Tire & Rubber Co.                                        6.625%       12/01/06           256,250
      250,000   Sherwin-Williams Co.                                               6.85%       02/01/07           261,290
      250,000   Corning Inc.                                                       7.00%       03/15/07           251,563
      250,000   Goodyear Tire & Rubber Co.                                         8.50%       03/15/07           258,750
      250,000   Continental Airlines                                               6.32%       11/01/08           245,928
      350,000   Corning Inc.                                                       6.30%       03/01/09           362,340
      500,000   SUPERVALU, Inc.                                                   7.875%       08/01/09           560,320

    FACE                                                                                                      MARKET
   AMOUNT                                         SECURITY DESCRIPTION                                         VALUE
-------------   ---------------------------------------------------------------------------------------   ---------------
                CORPORATE BONDS (CONTINUED)
                INDUSTRIAL (CONTINUED)
      152,332   Delta Air Lines Inc.                                              7.379%       05/18/10   $       146,094
      250,000   Daimler Chrysler                                                   7.75%       01/18/11           277,510
      250,000   Hertz Corporation                                                  7.40%       03/01/11           252,356
      450,000   Northwest Airlines                                                6.841%       04/01/11           445,284
      250,000   General Foods Corporation                                          7.00%       06/15/11           250,214
      250,000   Goodyear Tire & Rubber Co.                                        7.857%       08/15/11           242,500
      200,000   Ford Motor Company Debentures                                      9.50%       09/15/11           222,159
      250,000   Delta Air Lines Inc.                                              7.111%       09/18/11           236,614
      250,000   American Airlines Inc.                                            7.858%       10/01/11           255,551
      250,000   Kerr McGee Corp.                                                   7.00%       11/01/11           250,392
      250,000   Bombardier Inc.                                                    6.75%       05/01/12           223,125
      250,000   General Motors Corp.                                              7.125%       07/15/13           215,730
      250,000   Willamette Industries                                             7.125%       07/22/13           275,930
      225,496   General American Transportation                                    7.50%       02/28/15           233,811
      250,000   Maytag Corp.                                                       5.00%       05/15/15           218,709
      250,000   Servicemaster Company                                              7.10%       03/01/18           281,044
      250,000   Daimler Chrysler                                                   5.65%       06/15/18           236,878
      350,000   PPG Industries                                                     7.40%       08/15/19           414,884
      250,000   Union Carbide Corporation                                          8.75%       08/01/22           259,375
      500,000   The Toro Company                                                   7.80%       06/15/27           572,841
                                                                                                          ---------------
                                                                                                                5,511,001
                                                                                                          ---------------

                UTILITIES 2.1%
      250,000   Public Services of Colorado                                       6.375%       11/01/05           253,782
      250,000   Monongahela Power Company, Inc.                                    5.00%       10/01/06           252,747
      250,000   Xcel Energy Inc.                                                   7.00%       12/01/10           275,625
      250,000   TECO Energy, Inc.                                                  7.00%       05/01/12           262,187
      250,000   United Utilities                                                  5.375%       02/01/19           241,792
      250,000   Verizon Communications Inc.                                       6.875%       06/15/12           275,771
      250,000   Vectren Utility Holdings, Inc.                                     5.75%       08/01/18           244,491
      250,000   South Jersey Gas Co.                                              7.125%       10/22/18           287,319
                                                                                                          ---------------
                                                                                                                2,093,714
                                                                                                          ---------------

                TOTAL CORPORATE BONDS 17.0%                                                                    17,169,755

                CONVERTIBLE CORPORATE BONDS 0.3%

                UTILITIES

      276,400   Noram Energy                                                       6.00%       03/15/12           277,782
                                                                                                          ---------------

   NUMBER                                                                                                     MARKET
  OF SHARES                                       SECURITY DESCRIPTION                                         VALUE
-------------   ---------------------------------------------------------------------------------------   ---------------
                NON-CONVERTIBLE PREFERRED STOCK 0.3%
                FINANCIAL
       10,000   St. Paul Capital Trust I                                       $   1.90        10/15/50   $       255,600
                                                                                                          ---------------
                TOTAL FIXED INCOME SECURITIES 34.9%                                                            35,148,998
                                                                                                          ---------------

COMMON STOCKS
                BASIC INDUSTRIES 6.3%
       56,000   Bemis Company, Inc.                                                                             1,742,720
       77,000   H. B. Fuller Company                                                                            2,233,000
       50,000   The Valspar Corporation                                                                         2,327,000
                                                                                                          ---------------
                                                                                                                6,302,720
                                                                                                          ---------------

                CAPITAL GOODS 7.3%
       75,000   Graco Inc.                                                                                      3,027,000
       10,000   Ingersoll-Rand Company Limited                                                                    796,500
       50,000   MTS Systems Corporation                                                                         1,451,500
       54,000   Pentair, Inc.                                                                                   2,106,000
                                                                                                          ---------------
                                                                                                                7,381,000
                                                                                                          ---------------

                CONSUMER CYCLICAL 2.5%
       45,000   Briggs & Stratton Corporation                                                                   1,638,450
       15,000   Genuine Parts Company                                                                             652,350
       26,000   Sturm, Ruger & Company, Inc.                                                                      180,180
                                                                                                          ---------------
                                                                                                                2,470,980
                                                                                                          ---------------

                CONSUMER STAPLE 7.5%
       37,000   General Mills, Inc.                                                                             1,818,550
       12,000   Hershey Foods Corporation                                                                         725,520
       60,000   Hormel Foods Corporation                                                                        1,866,600
       22,000   Kimberly Clark Corporation                                                                      1,446,060
       40,000   Newell Rubbermaid Inc.                                                                            877,600
       25,000   SUPERVALU Inc.                                                                                    833,750
                                                                                                          ---------------
                                                                                                                7,568,080
                                                                                                          ---------------

                DIVERSIFIED 2.8%
       26,000   General Electric Company                                                                          937,560
       22,000   3M Company                                                                                      1,885,180
                                                                                                          ---------------
                                                                                                                2,822,740
                                                                                                          ---------------

   NUMBER                                                                                                     MARKET
  OF SHARES                                       SECURITY DESCRIPTION                                         VALUE
-------------   ---------------------------------------------------------------------------------------   ---------------
                ENERGY 6.7%
       25,000   BP p.l.c.                                                                                 $     1,560,000
       26,000   Burlington Resources Inc.                                                                       1,301,820
       22,000   Exxon Mobil Corporation                                                                         1,311,200
       12,000   Murphy Oil Corporation                                                                          1,184,760
       20,000   Schlumberger Limited                                                                            1,409,600
                                                                                                          ---------------
                                                                                                                6,767,380
                                                                                                          ---------------

                FINANCIAL 12.8%
       15,000   American Express Company                                                                          770,550
       28,000   Associated Banc-Corp.                                                                             874,440
       20,000   Bank of America Corporation                                                                       882,000
       18,000   Jefferson-Pilot Corporation                                                                       882,900
       31,000   Merrill Lynch & Co., Inc.                                                                       1,754,600
       42,000   JP Morgan Chase & Co.                                                                           1,453,200
       40,000   St. Paul Travelers Companies, Inc.                                                              1,469,200
       33,000   TCF Financial Corporation                                                                         895,950
       50,000   U.S. Bancorp                                                                                    1,441,000
       41,000   Wells Fargo & Company                                                                           2,451,800
                                                                                                          ---------------
                                                                                                               12,875,640
                                                                                                          ---------------

                HEALTH CARE 8.1%
       50,000   Baxter International Inc.                                                                       1,699,000
       45,000   Bristol-Myers Squibb Company                                                                    1,145,700
       10,000   Johnson & Johnson                                                                                 671,600
       27,000   Merck & Co., Inc.                                                                                 873,990
       85,000   Pfizer Inc.                                                                                     2,232,950
       35,000   Wyeth                                                                                           1,476,300
                                                                                                          ---------------
                                                                                                                8,099,540
                                                                                                          ---------------

                TECHNOLOGY 6.3%
       70,000   Corning Incorporated *                                                                            779,100
       10,000   eFunds Corporation *                                                                              223,200
       39,000   Emerson Electric Co.                                                                            2,532,270
       47,000   Honeywell International Inc.                                                                    1,748,870
       12,000   International Business Machines Corporation                                                     1,096,560
                                                                                                           ---------------
                                                                                                                6,380,000

   NUMBER                                                                                                     MARKET
  OF SHARES                                       SECURITY DESCRIPTION                                         VALUE
-------------   ---------------------------------------------------------------------------------------   ---------------
                UTILITIES 1.8%
       32,000   Verizon Communications Inc.                                                               $     1,136,000
       40,000   Xcel Energy Inc.                                                                                  687,200
                                                                                                          ---------------
                                                                                                                1,823,200
                                                                                                          ---------------

                TOTAL COMMON STOCK 62.1%                                                                       50,669,266

                SHORT TERM INVESTMENTS 5.7%
    5,746,805   First American Prime Obligation Fund Class I                                                    5,746,805
                                                                                                          ---------------

                TOTAL INVESTMENTS 102.7%                                                                      103,387,083
                OTHER ASSETS AND LIABILITIES (NET) (2.7)%                                                      (2,748,480)
                                                                                                          ---------------

                NET ASSETS 100%                                                                           $   100,638,602
                                                                                                          ===============

* Non-income-producing

As of March 31, 2005, the cost of investments for federal income tax purposes was $77,775,474. Net unrealized appreciation on investments aggregated $25,611,609 of which $26,762,171 related to appreciated investment securities and $1,150,563 related to depreciated investment securities.

The financial information in the Schedule of Investments has been taken from the records of the Fund and has not been audited by our independent registered public accounting firm who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent registered public accounting firm as of the close of the calendar year.

STATEMENT OF NET ASSETS                                        AT MARCH 31, 2005

ASSETS
Investments at market value (cost $54,546,361)                                           $   80,194,417
Federal Agency Obligations (cost $17,482,308)                                                17,445,861
Cash                                                                                          5,746,805
Dividends and interest receivable                                                               533,313
Other receivables                                                                                   432
Prepaid expense                                                                                  20,704
                                                                                         --------------
                                                                                            103,941,532
LIABILITIES
Accrued management fee                                             $      50,736
Accrued fund administration fee                                              848
Accrued custodian and transfer agent fee                                   7,710
Payable for securities purchased, not yet received                     3,243,636              3,302,930
                                                                   -------------         --------------

NET ASSETS
Equivalent to $56.91 per share on 1,768,317 shares outstanding                           $  100,638,602
                                                                                         ==============

STATEMENT OF CHANGES IN NET ASSETS     FOR THE THREE MONTHS ENDED MARCH 31, 2005

NET ASSETS, December 31, 2004                                                            $   90,669,337
Net investment income, per statement below                         $     645,489
Distribution to shareholders                                            (614,760)                30,729
                                                                   -------------
Fund shares issued and repurchased:
  Received for 232,355 shares issued                                  13,309,684
  Paid for 36,438 shares repurchased                                  (2,080,738)            11,228,946
                                                                   -------------
Decrease in unrealized net appreciation of investments                                       (1,327,700)
Net gain realized from sales of securities                                                       37,290
                                                                                         --------------
NET ASSETS, March 31, 2005                                                               $  100,638,602
                                                                                         ==============

STATEMENT OF NET INVESTMENT INCOME     FOR THE THREE MONTHS ENDED MARCH 31, 2005

INVESTMENT INCOME
Dividends                                                                                $      380,228
Interest                                                                                        463,532
                                                                                         --------------
                                                                                                843,760

EXPENSES
Management fee (Note A)                                            $     141,262
Fund administration fee (Note A)                                           2,354
Fees and expenses of custodian, transfer agent and
    dividend disbursing agent (Note A)                                    10,848
Legal and auditing fees and expenses                                      11,507
Insurance                                                                    606
Other Fees and Expenses                                                   31,694                198,271
                                                                   -------------         --------------
NET INVESTMENT INCOME                                                                    $      645,489
                                                                                         ==============

NOTE A: The investment management fee was paid to Mairs and Power, Inc. for its services as investment manager pursuant to an advisory agreement approved by the shareholders of the Fund in July 2004. The management fee is computed each month at an annual rate of 0.60% based on the Fund's average daily net assets.

The fund administration fee was paid to Mairs and Power, Inc. for certain fund administration expenses, such as general fund management, assistance with regulatory compliance, coordination of accounting and tax reporting, pursuant to a fund administration service agreement approved by the Directors of the Fund.

The owners of Mairs and Power, Inc. include William B. Frels who is a director and officer of the Fund, and other individuals who are officers of the Fund.

The transfer agent fee was paid to U.S. Bancorp Fund Services, LLC which serves as transfer agent.

SUPPLEMENTARY INFORMATION: 1) The directors of the Fund not affiliated with Mairs and Power, Inc. received a total of $1,800 in compensation for meetings attended during this three month period. No compensation was paid to any other director or officer of the Fund. 2) No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes. 3) Purchases and sales of investment securities, excluding government and short term securities, during the three months ended March 31, 2005 aggregated $6,494,265 and $308,433, respectively.

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income and capital gain or loss which may result from an investment made in the Fund today.

                                                                        PER SHARE
                                                          ------------------------------------------
                                                                       DISTRIBUTIONS      DIVIDENDS
                                                                        OF REALIZED       FROM NET
                        SHARES             TOTAL          NET ASSET     SECURITIES       INVESTMENT
       DATES          OUTSTANDING        NET ASSETS         VALUE         GAINS            INCOME
   -------------      -----------     ---------------     ---------    -------------     -----------
   Dec. 31, 1985          183,348     $     3,837,245     $  20.93        $  0.35         $  1.13
   Dec. 31, 1986          253,724           5,395,111        21.27           1.87            0.98
   Dec. 31, 1987          295,434           5,772,298        19.54           1.09            1.06
   Dec. 31, 1988          317,426           6,569,555        20.70           0.42            1.12
   Dec. 31, 1989          344,486           7,886,058        22.89           0.33            1.08
   Dec. 31, 1990          366,158           8,075,488        22.06           0.07            1.07
   Dec. 31, 1991          400,276          10,676,264        26.67              -            1.00
   Dec. 31, 1992          428,672          11,535,822        26.91           0.30            1.00
   Dec. 31, 1993          476,860          13,441,576        28.19           0.63            0.99
   Dec. 31, 1994          494,968          12,972,976        26.21           0.37            1.03
   Dec. 31, 1995          519,272          16,978,753        32.70           0.28            1.02
   Dec. 31, 1996          558,234          20,565,014        36.84           0.54            1.10
   Dec. 31, 1997          632,540          28,789,593        45.52           0.35            1.19
   Dec. 31, 1998          766,420          38,355,609        50.05           0.60            1.24
   Dec. 31, 1999          810,184          40,610,878        50.13           0.81            1.39
   Dec. 31, 2000          797,699          41,369,866        51.86           4.92            1.58
   Dec. 31, 2001          845,613          42,036,955        49.71              -            1.45
   Dec. 31, 2002          959,342          43,261,467        45.09              -            1.45
   Dec. 31, 2003        1,200,622          63,877,606        53.20           0.08            1.43
   Dec. 31, 2004        1,572,399          90,669,337        57.66           0.35            1.52
   Mar. 31, 2005        1,768,317         100,638,602        56.91              -            0.35

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

           THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIOD ENDED
                         MARCH 31, 2005) ARE AS FOLLOWS:

     1 YEAR: + 7.5%           5 YEARS: + 7.2%           10 YEARS: + 12.1%

  PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT
WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF
  TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF
                                  FUND SHARES.

                                 MAIRS AND POWER
                               BALANCED FUND, INC.

                                 A NO-LOAD FUND


                               INVESTMENT MANAGER

                              Mairs and Power, Inc.
                       W1520 First National Bank Building
                              332 Minnesota Street
                         St. Paul, Minnesota 55101-1363
                               Phone: 651-222-8478


             FOR ANY SHAREHOLDER INQUIRIES AND ACCOUNT INFORMATION,
                               CALL 1-800-304-7404

                                  OR WRITE TO:

                                (VIA REGULAR MAIL)
                      c/o U. S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                         (VIA OVERNIGHT OR EXPRESS MAIL)
                      c/o U. S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202


                                    CUSTODIAN

                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                             OFFICERS AND DIRECTORS

William B. Frels, President & Director        Charlton Dietz, Chair & Director
Jon A. Theobald, Secretary                    Norbert J. Conzemius, Director
Peter G. Robb, Vice-President                 Charles M. Osborne, Director
Lisa J. Hartzell, Treasurer                   Edward C. Stringer, Director

                                 MAIRS AND POWER
                                  BALANCED FUND